Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
The Company leases commercial office space from BCG Chantilly, LLC (BCC), an entity in which Mr. Bowman, Mr. Bruen and Mr. Hickey collectively own a 63.6% interest. As of September 30, 2021 and December 31, 2020 there were no amounts due to or receivables due from BCC. Rent expense for the three and nine months ended September 30, 2021 was $21,000 and $61,000, respectively. Rent expense for the three and nine months ended September 30, 2020 was $20,000 and $60,000, respectively.
Bowman Lansdowne Development, LLC (BLD) is an entity in which Mr. Bowman, Mr. Bruen, Mr. Hickey have an ownership interest. On September 30, 2021 and December 31, 2020, the Company’s notes receivable included $0.5 million and $0.5 million, respectively, from BLD.
Lansdowne Development Group, LLC (LDG) is an entity in which BLD has a minority ownership interest. On September 30, 2021 and December 31, 2020, our accounts receivable included $0.1 million and $0.1 million, respectively, due from LDG. On September 30, 2021 and December 31, 2020, notes receivable included $0.4 million and $0.4 million, respectively from LDG.
Bowman Realty Investments 2010, LLC (BR10) is an entity in which Mr. Bowman, Mr. Bruen, Mr. Hickey have an ownership interest. On September 30, 2021 and December 31, 2020, the Company’s notes receivable included $0.2 million and $0.2 million, respectively, from BR10.
Alwington Farm Developers, LLC (AFD) is an entity in which BR10 has a minority ownership interest. On September 30, 2021 and December 31, 2020, notes receivable included $1.2 million and $1.2 million, respectively, from AFD.
During the nine months ended September 30, 2021 and 2020, the Company provided administrative, accounting and project management services to certain of the related party entities. The cost of these services was $0.1 million and $0, respectively. These entities were billed $0.1 million and $0, respectively.
Bowman Realty Investments 2013 LLC (BR13) is an entity in which Mr. Bowman, Mr. Bruen, and Mr. Hickey have an ownership interest.
Leesburg Acquisition Partners (LAP) is an entity in which Mr. Bowman, Mr. Bruen and Mr. Hickey have an ownership interest. During the three months ended September 30, 2021, the Company made $28,808 of back charge payments relating to work performed for LAP in prior years.
On September 30, 2021 and December 31, 2020, the Company was due $0.4 million and $0.6 million, respectively, from shareholders under the terms of stock subscription notes receivable.
On September 30, 2021 and December 31, 2020, the Company owed $0.3 million and $0.3 million, respectively, to a retired shareholder and former director in connection with a 2015 acquisition.
As of September 30, 2021 and December 31, 2020, the Company owed certain of our current and former shareholders $4.8 million and $2.2 million, respectively. The notes result from repurchases of stock from shareholders upon termination of employment and promissory notes issued in connection with acquisitions.

14. Related Party Transactions
The Company leases commercial office space from BCG Chantilly, LLC (BCC), an entity in which Mr. Bowman, Mr. Bruen and Mr. Hickey collectively own a 63.6% interest. On December 31, 2019, notes payable included $0.2 million owed to BCC unrelated to the lease. The Company repaid the note in full with accrued interest on September 30, 2020.
Bowman Lansdowne Development, LLC (BLD) is an entity in which Mr. Bowman, Mr. Bruen, Mr. Hickey have an ownership interest. On December 31, 2019, and 2020, the Company’s notes receivable included $0.5 million and $0.5 million, respectively, from BLD.
Lansdowne Development Group, LLC (LDG) is an entity in which BLD has a minority ownership interest. On December 31, 2019, and 2020, our accounts receivable included $0.2 million and $0.1 million, respectively, due from LDG. On December 31, 2019, and 2020, notes receivable included $0.2 million and $0.4 million, respectively from LDG.
Bowman Realty Investments 2010, LLC (BR10) is an entity in which Mr. Bowman, Mr. Bruen, Mr. Hickey have an ownership interest. On December 31, 2019, and 2020, the Company’s notes receivable included $0.2 million and $0.2 million, respectively, from BR10.
Alwington Farm Developers, LLC (AFD) is an entity in which BR10 has a minority ownership interest. On December 31, 2019, the Company’s accounts receivable included $0.4 million due from AFD. On December 31, 2020 there was no balance in accounts receivable due from AFD. On December 31, 2019, and 2020, notes receivable included $1.2 million and $1.2 million, respectively, from AFD.
During the years ended December 31, 2019, and 2020, the Company provided administrative and accounting services to certain of the related party entities at no cost.
The Company employed Gregory Bowman, the son of Mr. Bowman, as a full-time employee. The Company paid Gregory Bowman $0.1 million and $0.1 million for the years ended December 31, 2019 and 2020, respectively.
Bowman Realty Investments 2013 LLC (BR13) is an entity in which Mr. Bowman, Mr. Bruen, and Mr. Hickey have an ownership interest.
For the years ended December 31, 2019, and 2020, an employee of the Company served as project manager for a real estate development project in which BLD, BR13, and during a portion of 2020 an entity owned and controlled by Mr. Bowman and his family have an ownership interest. The cost of the services provided for the years ended December 31, 2019, and 2020 were $0.1 million and $0.1 million, respectively. After the effectiveness of this offering, the Company will no longer provide these services at no cost to the project.
As of December 31, 2019, the Company had $0.8 million of unsecured advance to Mr. Bowman included in other assets. Mr. Bowman repaid the advance in full with accrued interest on September 29, 2020 through the redemption of our stock.
As of December 31, 2019, the Company had notes receivable from Mr. Bowman and Mr. Labovitz in the amounts of $5.4 million and $0.5 million, respectively. Both Mr. Bowman and Mr. Labovitz repaid their notes in full with accrued interest on September 29, 2020 through the redemption of our stock.
On December 31, 2019, and 2020, the Company was due $0.3 million and $0.6 million, respectively, from shareholders under the terms of stock subscription notes receivable.
On December 31, 2019, and 2020, the Company owed $0.3 million and $0.3 million, respectively, to a retired shareholder and former director in connection with a 2015 acquisition.
As of December 31, 2019, and 2020, the Company owed certain of our current and former shareholders $2.0 million and $2.2 million, respectively. The notes result from repurchases of stock from shareholders upon termination of employment.